Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	Calvert World Values Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Calvert World Values Fund Inc ACY | Calvert International Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INTERNATIONAL EQUITY FUND Class (Ticker): A (CWVGX) C (CWVCX) Y (CWEYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of the Prospectus, and under “Method of Distribution” on page 40 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2015, the market capitalization of the MSCI EAFE companies ranged from $54 million to $237.5 billion with a weighted average level of $48.6 billion.
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor focuses on deriving returns from individual stock selection (bottom-up). The Advisor utilizes fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of its current benchmark, its former benchmark and a performance average of similar mutual funds. The Fund changed its benchmark from the MSCI EAFE Investable Market Index (“IMI”) to the MSCI EAFE Index because the Adviser believes that the MSCI EAFE Index is more representative of the investment approach used to manage the Fund and better reflects the universe of securities in which the Fund invests. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CWVGX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 610
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	906
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,136
Annual Return 2006	rr_AnnualReturn2006	26.60%
Annual Return 2007	rr_AnnualReturn2007	1.90%
Annual Return 2008	rr_AnnualReturn2008	(46.32%)
Annual Return 2009	rr_AnnualReturn2009	21.74%
Annual Return 2010	rr_AnnualReturn2010	5.82%
Annual Return 2011	rr_AnnualReturn2011	(13.91%)
Annual Return 2012	rr_AnnualReturn2012	17.61%
Annual Return 2013	rr_AnnualReturn2013	22.39%
Annual Return 2014	rr_AnnualReturn2014	(7.28%)
Annual Return 2015	rr_AnnualReturn2015	(0.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	(0.27%)
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	(0.69%)
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	0.12%
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CWVCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,680
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	(0.64%)
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CWEYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	364
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	632
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,397
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	0.51%
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class Y | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class Y | MSCI EAFE IMI (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Calvert World Values Fund Inc ACY | Calvert International Equity Fund | Class Y | Lipper International Multi-Cap Growth Funds Avg. (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Calvert World Values Fund Inc I | Calvert International Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INTERNATIONAL EQUITY FUNDClass (Ticker):I (CWVIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2015, the market capitalization of the MSCI EAFE companies ranged from $54 million to $237.5 billion with a weighted average level of $48.6 billion.
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor focuses on deriving returns from individual stock selection (bottom-up). The Advisor utilizes fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of its current benchmark, its former benchmark and a performance average of similar mutual funds. The Fund changed its benchmark from the MSCI EAFE Investable Market Index (“IMI”) to the MSCI EAFE Index because the Adviser believes that the MSCI EAFE Index is more representative of the investment approach used to manage the Fund and better reflects the universe of securities in which the Fund invests. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	visit www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.79%
Worst Quarter (of periods shown)	12/31/08	-23.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Calvert World Values Fund Inc I | Calvert International Equity Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CWVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 9,794
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	31,657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	55,299
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 123,170
Annual Return 2006	rr_AnnualReturn2006	27.47%
Annual Return 2007	rr_AnnualReturn2007	2.52%
Annual Return 2008	rr_AnnualReturn2008	(45.98%)
Annual Return 2009	rr_AnnualReturn2009	22.88%
Annual Return 2010	rr_AnnualReturn2010	6.62%
Annual Return 2011	rr_AnnualReturn2011	(13.31%)
Annual Return 2012	rr_AnnualReturn2012	18.49%
Annual Return 2013	rr_AnnualReturn2013	23.25%
Annual Return 2014	rr_AnnualReturn2014	(6.69%)
Annual Return 2015	rr_AnnualReturn2015	0.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.93%)
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	0.91%
Calvert World Values Fund Inc I | Calvert International Equity Fund | Class I | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	0.45%
Calvert World Values Fund Inc I | Calvert International Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	1.08%
Calvert World Values Fund Inc I | Calvert International Equity Fund | Class I | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Calvert World Values Fund Inc I | Calvert International Equity Fund | Class I | MSCI EAFE IMI (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Calvert World Values Fund Inc I | Calvert International Equity Fund | Class I | Lipper International Multi-Cap Growth Funds Avg. (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	3.15%

[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.38% for Class A, 2.14% for Class C, and 1.13% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[4]	The contingent deferred sales charge decreases over time.
[5]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[6]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.95% through January 31, 2017. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.